Consolidated Statements of Operations - USD ($)	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Revenue
Total revenue	$ 65,975,000		$ 66,137,000	$ 70,921,000	$ 68,978,000	$ 67,933,000	$ 60,798,000	$ 55,352,000	$ 139,899,000	$ 116,150,000	$ 206,036,000	$ 184,084,000	$ 268,447,000	$ 248,435,000
Cost of revenue
Total cost of revenue (exclusive of depreciation and amortization shown separately below)	30,317,000		31,541,000	33,628,000	35,273,000	34,955,000	29,135,000	23,869,000	68,900,000	53,004,000	100,441,000	87,961,000	129,154,000	121,360,000
Operating expenses
Selling, general and administrative	30,200,000		28,904,000	29,407,000	27,717,000	26,114,000	21,741,000	19,010,000	57,125,000	40,751,000	86,029,000	66,864,000	112,220,000	92,303,000
Depreciation and amortization	14,125,000		13,688,000	13,753,000	13,175,000	12,419,000	12,372,000	13,093,000	26,928,000	25,465,000	40,616,000	37,884,000	54,499,000	50,331,000
Goodwill impairment		$ 58,100,000											58,074,000	0
Total operating expenses	44,325,000		42,592,000	43,160,000	40,892,000	38,533,000	34,113,000	32,103,000	84,053,000	66,216,000	126,645,000	104,748,000	224,793,000	142,634,000
Operating loss	(8,667,000)		(7,996,000)	(5,867,000)	(7,187,000)	(5,555,000)	(2,450,000)	(620,000)	(13,054,000)	(3,070,000)	(21,050,000)	(8,625,000)	(85,500,000)	(15,559,000)
Interest expense, including amortization of deferred financing costs, net	10,195,000		8,206,000	7,297,000	6,624,000	5,589,000	5,506,000	5,059,000	13,921,000	10,565,000	22,127,000	16,155,000	31,371,000	23,260,000
Change in fair value of warrant liability	(3,000)		(120,000)	(106,000)	(27,000)	(2,898,000)	41,000	(2,424,000)	(133,000)	(2,383,000)	(253,000)	(5,281,000)	(254,000)	(5,267,000)
Loss before income taxes	(18,859,000)		(16,082,000)	(13,058,000)	(13,784,000)	(8,246,000)	(7,997,000)	(3,255,000)	(26,842,000)	(11,252,000)	(42,924,000)	(19,499,000)	(116,617,000)	(33,552,000)
Income tax expense	(369,000)		(1,805,000)	(2,268,000)	(2,212,000)	(3,873,000)	(1,795,000)	(1,256,000)	(4,480,000)	(3,051,000)	(6,285,000)	(6,925,000)	(10,417,000)	(8,776,000)
Net loss	$ (18,490,000)		$ (14,277,000)	$ (10,790,000)	$ (11,572,000)	$ (4,373,000)	$ (6,202,000)	$ (1,999,000)	$ (22,362,000)	$ (8,201,000)	$ (36,639,000)	$ (12,574,000)	$ (106,200,000)	$ (24,776,000)
Loss per share:
Basic (in dollars per share)	$ (0.24)		$ (0.19)	$ (0.14)	$ (0.16)	$ (0.26)	$ (0.43)	$ (0.30)	$ (0.30)	$ (0.73)	$ (0.48)	$ (0.98)	$ (1.40)	$ (1.04)
Diluted (in dollars per share)	$ (0.24)		$ (0.19)	$ (0.14)	$ (0.16)	$ (0.26)	$ (0.43)	$ (0.30)	$ (0.30)	$ (0.73)	$ (0.48)	$ (0.98)	$ (1.40)	$ (1.04)
Weighted average shares outstanding (in Number):
Basic (in shares)	76,524,735		76,240,530	76,239,989	74,040,261	32,098,715	31,647,131	31,647,131	75,146,201	31,647,131	75,514,986	31,799,313	75,710,904	41,933,050
Diluted (in shares)	76,524,735		76,240,530	76,239,989	74,040,261	32,098,715	31,647,131	31,647,131	75,146,201	31,647,131	75,514,986	31,799,313	75,710,904	41,933,050
Services
Revenue
Total revenue	$ 47,550,000		$ 46,448,000	$ 47,805,000	$ 47,543,000	$ 48,483,000	$ 46,430,000	$ 45,117,000	$ 95,348,000	$ 91,547,000	$ 141,796,000	$ 140,031,000	$ 188,985,000	$ 188,180,000
Cost of revenue
Total cost of revenue (exclusive of depreciation and amortization shown separately below)	16,543,000		16,581,000	16,610,000	17,550,000	17,370,000	17,624,000	15,943,000	34,159,000	33,567,000	50,740,000	50,938,000	67,268,000	69,385,000
Products
Revenue
Total revenue	18,425,000		19,689,000	23,116,000	21,435,000	19,450,000	14,368,000	10,235,000	44,551,000	24,603,000	64,240,000	44,053,000	79,462,000	60,255,000
Cost of revenue
Total cost of revenue (exclusive of depreciation and amortization shown separately below)	$ 13,774,000		$ 14,960,000	$ 17,018,000	$ 17,723,000	$ 17,585,000	$ 11,511,000	$ 7,926,000	$ 34,741,000	$ 19,437,000	$ 49,701,000	$ 37,023,000	$ 61,886,000	$ 51,975,000